Supplement to the
Fidelity® Large Cap Value Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Bruce Dirks (lead portfolio manager) has managed the fund since February 2005.

Katherine Buck (co-manager), Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Matthew Friedman (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the similar information found in the "Fund Management" section beginning on page 22.

Bruce Dirks is lead portfolio manager of the fund, which he has managed since February 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Dirks has worked as a research analyst and portfolio manager.

Katherine Buck is co-manager of the fund, which she has managed since March 2011. Since joining Fidelity Investments in 1996, Ms. Buck has worked as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research analyst and portfolio manager.

Justin Bennett is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Bennett has worked as a research analyst and portfolio manager.

Laurie Bertner is co-manager of the fund, which she has managed since March 2011. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Matthew Friedman is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

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John Mirshekari is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Advisor Large Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

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All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge of 1.00% or 0.25%, respectively.

The following information replaces similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Bruce Dirks (lead portfolio manager) has managed the fund since February 2005.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), Matthew Friedman (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 23.

Bruce Dirks is lead portfolio manager of the fund, which he has managed since February 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Dirks has worked as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research analyst and portfolio manager.

Justin Bennett is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Bennett has worked as a research analyst and portfolio manager.

Laurie Bertner is co-manager of the fund, which she has managed since March 2011. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Katherine Buck is co-manager of the fund, which she has managed since March 2011. Since joining Fidelity Investments in 1996, Ms. Buck has worked as a research analyst and portfolio manager.

Matthew Friedman is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

John Mirshekari is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Large Cap Value Fund
Institutional Class
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Bruce Dirks (lead portfolio manager) has managed the fund since February 2005.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), Matthew Friedman (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 23.

Bruce Dirks is lead portfolio manager of the fund, which he has managed since February 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Dirks has worked as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research analyst and portfolio manager.

Justin Bennett is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Bennett has worked as a research analyst and portfolio manager.

Laurie Bertner is co-manager of the fund, which she has managed since March 2011. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Katherine Buck is co-manager of the fund, which she has managed since March 2011. Since joining Fidelity Investments in 1996, Ms. Buck has worked as a research analyst and portfolio manager.

Matthew Friedman is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

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John Mirshekari is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.